Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

16. Leases

The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under operating leases, ranging from two to thirty years. As of December 31, 2025 and December 31, 2024, the Company operated 32 and 34 aircraft, respectively, under non-cancellable operating leases ranging from two to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases. These payments amounted to $23,102 and $15,198 for the years ended December 31, 2025 and December 31, 2024, respectively. As of December 31, 2025 and 2024, the Company operated three and one aircraft under non-cancellable finance leases, respectively.

Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.

The following table sets forth information about the Company’s lease costs for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Operating lease cost	$21,410	$21,195
Short-term lease cost	1,783	1,685
Finance lease cost:
Amortization of right-of-use assets	1,562	743
Interest on lease liabilities	2,317	303
Total lease costs	$27,072	$23,926

The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$12,884	$14,866
Finance lease liabilities	$25,197	$16,039

Supplemental balance sheet information related to the leases is as follows:

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term – operating leases	9.22 years	9.09 years
Weighted-average discount rate – operating leases	7.48%	6.87%
Weighted-average remaining lease term – finance leases	4.31	4.83 years
Weighted-average discount rate – finance leases	11.71%	8.23%

The Company’s future lease payments under operating leases as of December 31, 2025 are as follows:

Fiscal Year	Amount
2026	$18,970
2027	15,352
2028	8,959
2029	6,459
2030	4,631
Thereafter	36,760
Total undiscounted cash flows	91,131
Less: Imputed interest	(28,706)
Present value of lease liabilities	$62,425

The Company’s future lease payments under finance leases as of December 31, 2025 are as follows:

Fiscal Year	Amount
2026	$6,979
2027	7,064
2028	7,750
2029	4,921
2030	3,558
Thereafter	-
Total undiscounted cash flows	30,272
Less: Imputed interest	(6,662)
Present value of lease liabilities	$23,610

As of December 31, 2025, we have entered into one master lease for additional office spaces, none of which have commenced. Although some of the office locations are under construction, we do not control the building during construction and are thus not deemed to be the owner during construction.